UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04165

AMERICAN CENTURY TARGET MATURITIES TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	9-30

Date of reporting period:	6-30-2011

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Zero Coupon 2015 Fund

June 30, 2011

Zero Coupon 2015 – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS(1)— 86.4%
Federal Judiciary, 4.94%, 2/15/14	$ 51,000	$ 48,875
STRIPS - COUPON, 0.88%, 5/15/14	1,500,000	1,465,699
Federal Judiciary, 4.78%, 2/15/15	5,485,000	5,075,430
STRIPS - COUPON, 4.20%, 2/15/15	9,650,000	9,222,785
AID (Israel), 4.72%, 5/1/15	10,000,000	9,364,670
AID (Israel), 4.72%, 5/15/15	2,350,000	2,197,856
STRIPS - COUPON, 3.63%, 5/15/15	17,158,000	16,280,077
REFCORP STRIPS - COUPON, 9.53%, 7/15/15	32,279,000	30,116,049
AID (Israel), 4.10%, 8/15/15	15,000,000	13,915,605
Federal Judiciary, 4.78%, 8/15/15	7,021,000	6,374,548
STRIPS - COUPON, 9.56%, 8/15/15	2,428,000	2,286,962
STRIPS - PRINCIPAL, 3.37%, 8/15/15	6,000,000	5,664,444
REFCORP STRIPS - COUPON, 7.42%, 10/15/15	31,598,000	29,208,496
STRIPS - COUPON, 2.50%, 11/15/15	61,931,000	57,800,326
STRIPS - PRINCIPAL, 2.89%, 11/15/15	33,250,000	31,102,382
REFCORP STRIPS - COUPON, 5.15%, 1/15/16	4,159,000	3,806,762
Federal Judiciary, 5.42%, 2/15/16	10,000	8,876
STRIPS - COUPON, 8.64%, 2/15/16	5,000,000	4,624,320
STRIPS - PRINCIPAL, 3.68%, 2/15/16	2,500,000	2,318,105
STRIPS - COUPON, 4.53%, 5/15/16	9,200,000	8,428,396
REFCORP STRIPS - COUPON, 8.23%, 7/15/16	28,091,000	25,180,014
STRIPS - COUPON, 4.42%, 8/15/16	11,000,000	9,973,348
REFCORP STRIPS - COUPON, 9.38%, 10/15/16	42,742,000	37,894,587
STRIPS - COUPON, 3.75%, 11/15/16	1,500,000	1,346,261
STRIPS - PRINCIPAL, 4.74%, 11/15/16	2,000,000	1,801,328
TOTAL ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS
(Cost $275,598,773)		315,506,201
ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES(1)— 12.6%
FICO STRIPS - COUPON, 5.00%, 4/6/14	3,570,000	3,455,314
TVA STRIPS - COUPON, 4.97%, 5/1/14	150,000	143,721
FICO STRIPS - COUPON, 5.08%, 5/2/14	96,000	92,787
FICO STRIPS - COUPON, 4.97%, 10/5/14	22,000	21,016
FICO STRIPS - COUPON, 5.00%, 11/30/14	180,000	170,979
FICO STRIPS - COUPON, 5.13%, 2/8/15	136,000	128,223
FICO STRIPS - COUPON, Class A, 6.78%, 2/8/15	7,681,000	7,241,777
FICO STRIPS - COUPON, 4.98%, 4/6/15	3,038,000	2,848,970
FICO STRIPS - COUPON, 5.76%, 4/6/15	1,017,000	953,720
FNMA STRIPS - COUPON, 5.46%, 7/15/15	2,337,000	2,163,029
FHLMC STRIPS - COUPON, 4.28%, 9/15/15	3,500,000	3,192,228
TVA STRIPS - COUPON, 4.30%, 11/1/15	4,000,000	3,624,864
FICO STRIPS - COUPON, 5.47%, 11/2/15	52,000	47,769
FICO STRIPS - COUPON, 5.77%, 11/11/15	2,000,000	1,835,370
FNMA STRIPS - COUPON, 3.44%, 11/15/15	3,000,000	2,775,732
FICO STRIPS - COUPON, 5.16%, 12/6/15	190,000	173,884
FICO STRIPS - COUPON, 4.70%, 12/27/15	5,125,000	4,679,509
FICO STRIPS - COUPON, 6.42%, 6/6/16	5,000,000	4,481,300

Zero Coupon 2015 – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount/Shares	Value

FNMA STRIPS - COUPON, 4.29%, 11/15/16	$ 9,250,000	$ 8,066,537
TOTAL ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES
(Cost $40,655,408)		46,096,729
TEMPORARY CASH INVESTMENTS— 0.8%
FHLB Discount Notes, 0.00%, 7/1/11(2)	3,048,000	3,048,000
JPMorgan 100% U.S. Treasury Securities Money Market Fund Agency Shares	590	590
TOTAL TEMPORARY CASH INVESTMENTS		3,048,590
(Cost $3,048,590) TOTAL INVESTMENT SECURITIES — 99.8%
(Cost $319,302,771)		364,651,520
OTHER ASSETS AND LIABILITIES — 0.2%		651,597
TOTAL NET ASSETS — 100.0%		$365,303,117

Notes to Schedule of Investments
AID	=	Agency for International Development
Equivalent	=	Security whose principal payments are secured by the U.S. Treasury
FHLB	=	Federal Home Loan Bank
FHLMC	=	Federal Home Loan Mortgage Corporation
FICO	=	Financing Corporation
FNMA	=	Federal National Mortgage Association
REFCORP	=	Resolution Funding Corporation
STRIPS	=	Separate Trading of Registered Interest and Principal of Securities
TVA	=	Tennessee Valley Authority

(1)	The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.
(2)	The rate indicated is the yield to maturity at purchase.

Zero Coupon 2015 – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated bid as provided by independent pricing services or at the most recent bid as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated bid as provided by an independent pricing service. Evaluated bid prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities,  evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Zero-Coupon U.S. Treasury Securities and Equivalents	–	$315,506,201	–
Zero-Coupon U.S. Government Agency Securities	–	46,096,729	–
Temporary Cash Investments	$590	3,048,000	–
Total Value of Investment Securities	$590	$364,650,930	–

3. Federal Tax Information

As of June 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$319,419,395
Gross tax appreciation of investments	$45,232,125
Gross tax depreciation of investments	–
Net tax appreciation (depreciation) of investments	$45,232,125

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Zero Coupon 2020 Fund

June 30, 2011

Zero Coupon 2020 – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS(1)— 89.8%
Federal Judiciary, 5.27%, 2/15/19	$ 306,000	$ 230,672
Federal Judiciary, 5.67%, 8/15/19	339,000	247,953
REFCORP STRIPS - COUPON, 5.00%, 10/15/19	630,000	478,414
REFCORP STRIPS - PRINCIPAL, 5.01%, 10/15/19	6,500,000	4,993,917
REFCORP STRIPS - COUPON, 8.53%, 1/15/20	14,674,000	10,965,191
REFCORP STRIPS - COUPON, 6.35%, 4/15/20	7,299,000	5,363,670
AID (Israel), 4.62%, 5/1/20	15,000,000	10,744,425
AID (Israel), 5.91%, 5/15/20	396,000	287,843
REFCORP STRIPS - COUPON, 8.41%, 7/15/20	25,918,000	18,747,008
REFCORP STRIPS - PRINCIPAL, 6.52%, 7/15/20	26,144,000	19,047,002
Federal Judiciary, 6.19%, 8/15/20	115,000	78,429
STRIPS - COUPON, 4.81%, 8/15/20	2,500,000	1,848,037
REFCORP STRIPS - COUPON, 4.03%, 10/15/20	12,059,000	8,595,402
REFCORP STRIPS - PRINCIPAL, 5.76%, 10/15/20	5,000,000	3,590,330
STRIPS - COUPON, 3.72%, 11/15/20	104,557,000	76,244,010
REFCORP STRIPS - COUPON, 8.45%, 1/15/21	16,789,000	11,794,793
REFCORP STRIPS - PRINCIPAL, 6.00%, 1/15/21	13,535,000	9,580,574
Federal Judiciary, 5.75%, 2/15/21	110,000	72,670
STRIPS - COUPON, 5.12%, 2/15/21	20,188,000	14,519,311
STRIPS - PRINCIPAL, 4.09%, 2/15/21	11,000,000	7,971,359
AID (Israel), 4.40%, 5/15/21	5,000,000	3,421,450
STRIPS - COUPON, 6.05%, 5/15/21	10,000,000	7,085,890
STRIPS - PRINCIPAL, 5.22%, 5/15/21	13,250,000	9,466,568
STRIPS - COUPON, 4.94%, 8/15/21	13,000,000	9,071,907
STRIPS - PRINCIPAL, 3.94%, 8/15/21	4,500,000	3,166,618
STRIPS - COUPON, 3.59%, 11/15/21	6,000,000	4,128,486
TOTAL ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS
(Cost $208,448,594)		241,741,929
ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES(1)— 9.3%
FICO STRIPS - PRINCIPAL, 5.81%, 4/5/19	535,000	418,312
TVA STRIPS - COUPON, 5.66%, 5/1/19	11,000	8,372
FICO STRIPS - PRINCIPAL, 4.64%, 9/26/19	5,700,000	4,336,514
TVA STRIPS - COUPON, 5.70%, 11/1/19	9,000	6,650
FHLMC STRIPS - COUPON, 6.30%, 1/15/20	6,250,000	4,571,725
FNMA STRIPS - COUPON, 4.95%, 7/15/20	10,000,000	7,043,280
Government Trust Certificates, 5.76%, 4/1/21	7,683,000	5,032,004
FHLMC STRIPS - COUPON, 5.39%, 9/15/21	5,727,000	3,745,813
TOTAL ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES
(Cost $22,045,309)		25,162,670

Zero Coupon 2020 – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount/Shares	Value

TEMPORARY CASH INVESTMENTS— 0.5%
FHLB Discount Notes, 0.00%, 7/1/11(2)	$ 1,360,000	$ 1,360,000
JPMorgan 100% U.S. Treasury Securities Money Market Fund Agency Shares	832	832
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $1,360,832)		1,360,832
TOTAL INVESTMENT SECURITIES — 99.6%
(Cost $231,854,735)		268,265,431
OTHER ASSETS AND LIABILITIES — 0.4%		1,026,514
TOTAL NET ASSETS — 100.0%		$269,291,945

Notes to Schedule of Investments
AID	=	Agency for International Development
Equivalent	=	Security whose principal payments are secured by the U.S. Treasury
FHLB	=	Federal Home Loan Bank
FHLMC	=	Federal Home Loan Mortgage Corporation
FICO	=	Financing Corporation
FNMA	=	Federal National Mortgage Association
REFCORP	=	Resolution Funding Corporation
STRIPS	=	Separate Trading of Registered Interest and Principal of Securities
TVA	=	Tennessee Valley Authority

(1)	The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.
(2)	The rate indicated is the yield to maturity at purchase.

Zero Coupon 2020 – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated bid as provided by independent pricing services or at the most recent bid as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated bid as provided by an independent pricing service. Evaluated bid prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities,  evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Zero-Coupon U.S. Treasury Securities and Equivalents	–	$241,741,929	–
Zero-Coupon U.S. Government Agency Securities	–	25,162,670	–
Temporary Cash Investments	$832	1,360,000	–
Total Value of Investment Securities	$832	$268,264,599	–

3. Federal Tax Information

As of June 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$232,154,155
Gross tax appreciation of investments	$36,133,240
Gross tax depreciation of investments	(21,964)
Net tax appreciation (depreciation) of investments	$36,111,276

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Zero Coupon 2025 Fund

June 30, 2011

Zero Coupon 2025 – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount/Shares	Value

ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS(1)— 89.1%
REFCORP STRIPS - COUPON, 6.56%, 1/15/24	$4,650,000	$ 2,715,916
REFCORP STRIPS - COUPON, 6.66%, 4/15/24	1,560,000	897,437
REFCORP STRIPS - COUPON, 4.99%, 7/15/24	6,926,000	3,923,731
REFCORP STRIPS - COUPON, 5.41%, 10/15/24	12,184,000	6,795,236
REFCORP STRIPS - COUPON, 6.37%, 1/15/25	24,097,000	13,235,663
REFCORP STRIPS - COUPON, 6.56%, 4/15/25	23,013,000	12,445,154
REFCORP STRIPS - COUPON, 6.14%, 7/15/25	20,000,000	10,655,120
STRIPS - COUPON, 4.52%, 8/15/25	2,000,000	1,104,944
STRIPS - COUPON, 4.59%, 11/15/25	69,300,000	37,694,765
STRIPS - COUPON, 5.30%, 2/15/26	19,299,000	10,348,240
REFCORP STRIPS - COUPON, 6.52%, 4/15/26	36,041,000	18,390,966
STRIPS - COUPON, 5.81%, 5/15/26	9,991,000	5,280,423
REFCORP STRIPS - COUPON, 7.30%, 7/15/26	29,127,000	14,662,182
STRIPS - COUPON, 5.64%, 8/15/26	7,100,000	3,702,047
STRIPS - PRINCIPAL, 4.49%, 8/15/26	1,000,000	528,408
STRIPS - COUPON, 5.15%, 11/15/26	12,000,000	6,167,676
STRIPS - PRINCIPAL, 3.31%, 11/15/26	5,000,000	2,607,645
TOTAL ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS
(Cost $127,747,028)		151,155,553
ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES(1)— 10.6%
FNMA STRIPS - COUPON, 6.14%, 4/8/24	10,000	5,617
TVA STRIPS - COUPON, 6.58%, 5/1/24	1,000,000	545,848
FHLMC STRIPS - COUPON, 5.45%, 9/15/24	42,000	22,714
FNMA STRIPS - COUPON, 5.30%, 1/15/25	247,000	132,126
FHLMC STRIPS - COUPON, 5.06%, 3/15/25	5,342,000	2,816,388
FHLMC STRIPS - COUPON, 5.18%, 3/15/25	6,000,000	3,163,440
FNMA STRIPS - COUPON, 5.11%, 5/15/25	1,838,000	948,969
FHLMC STRIPS - COUPON, 5.05%, 9/15/25	7,162,000	3,672,179
FHLMC STRIPS - COUPON, 5.13%, 9/15/25	5,184,000	2,657,997
TVA STRIPS - COUPON, 6.08%, 11/1/25	1,162,000	576,150
TVA STRIPS - PRINCIPAL, 5.86%, 11/1/25	6,000,000	3,015,006
FNMA STRIPS - COUPON, 5.10%, 1/15/26	841,000	422,034
TOTAL ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES
(Cost $16,673,709)		17,978,468
TEMPORARY CASH INVESTMENTS— 0.6%
FHLB Discount Notes, 0.00%, 7/1/11(2)	1,067,000	1,067,000
JPMorgan 100% U.S. Treasury Securities Money Market Fund Agency Shares	185	185
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $1,067,185)		1,067,185
TOTAL INVESTMENT SECURITIES — 100.3%
(Cost $145,487,922)		170,201,206
OTHER ASSETS AND LIABILITIES — (0.3)%		(445,693)
TOTAL NET ASSETS — 100.0%		$169,755,513

Zero Coupon 2025 – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

Notes to Schedule of Investments
Equivalent	=	Security whose principal payments are secured by the U.S. Treasury
FHLB	=	Federal Home Loan Bank
FHLMC	=	Federal Home Loan Mortgage Corporation
FNMA	=	Federal National Mortgage Association
REFCORP	=	Resolution Funding Corporation
STRIPS	=	Separate Trading of Registered Interest and Principal of Securities
TVA	=	Tennessee Valley Authority

(1) (2)	The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity. The rate indicated is the yield to maturity at purchase.

Zero Coupon 2025 – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated bid as provided by independent pricing services or at the most recent bid as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated bid as provided by an independent pricing service. Evaluated bid prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities,  evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Zero-Coupon U.S. Treasury Securities and Equivalents	–	$151,155,553	–
Zero-Coupon U.S. Government Agency Securities	–	17,978,468	–
Temporary Cash Investments	$185	1,067,000	–
Total Value of Investment Securities	$185	$170,201,021	–

3. Federal Tax Information

As of June 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$146,377,727
Gross tax appreciation of investments	$24,248,386
Gross tax depreciation of investments	(424,907)
Net tax appreciation (depreciation) of investments	$23,823,479

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY TARGET MATURITIES TRUST

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	August 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	August 25, 2011

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	August 25, 2011